4. NOTES PAYABLE (Details) - USD ($)	Mar. 31, 2015	Mar. 31, 2014
Notes payable outstanding	$ 0	$ 390,000
Accrued interest	0	374,704
12% Notes Payable
Notes payable outstanding		185,000
Accrued interest	0	353,813
10% Note payable
Notes payable outstanding		5,000
Accrued interest	0	6,375
Directors Notes
Notes payable outstanding		200,000
Accrued interest	$ 0	$ 14,516